United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/17

Date of Reporting Period: 09/30/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
September 30, 2017
Share Class | Ticker	Institutional | FGFIX	Service | FGFSX

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mortgage Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2017, was 0.20% for the Institutional Shares and 0.00% for the Service Shares. The 0.20% total return of the Institutional Shares for the reporting period consisted of 2.54% in taxable dividends and -2.34% of price depreciation in the net asset value of the shares. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 0.30% for the same period. The total return of Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was 0.84% for the same period. The Fund's and the LUSMFA's total returns for the reporting period reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BMBS.
During the reporting period, the Fund's investment strategy focused on: (a) duration strategy;3 (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund's performance relative to the BMBS.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
Domestic economic growth picked up during the reporting period as the economy rebounded from a contraction in the Manufacturing and Oil & Gas sectors, and there was a significant improvement in economic growth overseas. Positive developments included continued progress in the jobs market with a decline in the unemployment rate to a new low for this expansion, a very low level of initial jobless claims and rising average hourly earnings. Consumer spending continued to drive overall economic growth, but there was some noticeable decline in the strength of the consumer balance sheet as the savings rate dropped and consumer debt increased.
Central banks across the globe continued to pursue stimulative monetary policies via directly controlled short-term interest rates as well as quantitative easing programs designed to restrain longer-term rates. The Federal Reserve (the “Fed”) held the size of its balance sheet constant by reinvesting maturing principal into new securities as it raised the federal funds target rate by 0.25% on three occasions to a range of 1.00% to 1.25%. In addition, the Fed announced that it will begin to shrink the size of its balance sheet by allowing a portion of its holdings to mature over time without fully reinvesting proceeds. However, as the Fed very slowly removed the current stimulative monetary policies, the European Central Bank and the Bank of Japan both continued their respective monetary policy stimulus programs to encourage faster growth in those economies. Emerging market economies rebounded from prior weakness,
Annual Shareholder Report
1

with some—including Brazil—making notable progress on economic and political reform that will enable continued future growth. China maintained its growth rate in a stable range. The improved U.S. and global economic outlook positively contributed to risk sentiment in the U.S. with equity markets making new all-time highs and risk assets in general performing well.
With a higher federal funds target rate and more hikes expected in coming quarters, in addition to the unwinding of the Fed's balance sheet, the yield shifted up largely in parallel fashion with significantly higher yields across the curve.
Two-year Treasury yields increased 72 basis points to yield 1.48%, while 10-year yields increased 74 basis points to 2.33%.4
Duration
Portfolio strategy incorporated an expectation of higher interest rates during the reporting period. Therefore, interest rate sensitivity was reduced so that an increase in market yields would have less impact on the Fund relative to the benchmark. Treasury yields rose for intermediate- and longer-term securities, adding to Fund performance during the reporting period.
The Fund uses derivatives5 as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund uses are Treasury futures contracts and options on Treasury futures contracts. For the reporting period, the use of derivatives made a positive contribution to Fund performance as gains on futures contracts more than offset the small loss from options on Treasury futures contracts.
SECTOR ALLOCATION
During the reporting period, sector strategy involved an underweight to agency mortgage-backed securities (MBS) with proceeds deployed in non-agency residential MBS, commercial MBS (CMBS) and asset-backed securities.6 Generally speaking, these sectors performed well, with total rates of return above those of residential agency-issued MBS. Therefore, sector allocation positively affected Fund performance.
Annual Shareholder Report
2

SECURITY SELECTION
During the reporting period, within the agency MBS sector, the Fund allocated a higher share of Fund assets to MBS that exhibited lower overall prepayment risk, particularly favoring MBS guaranteed by Freddie Mac and Fannie Mae over MBS guaranteed by Ginnie Mae (GNMA). Security selection positively contributed to Fund performance, in particular as MBS issued by GNMA performed poorly due to high prepayment losses.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSMFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Fund (the “Fund”) from September 30, 2007 to September 30, 2017, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2017
Average Annual Total Returns for the Period Ended 9/30/2017
	1 Year	5 Years	10 Years
Institutional Shares	0.20%	1.89%	3.60%
Service Shares	0.00%	1.59%	3.30%
BMBS	0.30%	1.96%	4.13%
LUSMFA	0.84%	1.97%	3.90%
Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BMBS tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The BMBS returns do not reflect sales charges, expenses or other fees that the Securities Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At September 30, 2017, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	89.7%
Asset-Backed Securities	6.1%
Non-Agency Mortgage-Backed Securities	5.0%
U.S. Government Agency Adjustable Rate Mortgages	0.1%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	6.4%
Other Assets and Liabilities—Net[5]	(7.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
September 30, 2017
Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—89.4%
		Federal Home Loan Mortgage Corporation—27.7%
$3,733,931	[1]	3.500%, 4/1/2042	$3,873,420
1,863,022	[1]	3.500%, 4/1/2042	1,932,619
1,471,177	[1]	3.500%, 7/1/2042	1,526,136
8,664,228		3.500%, 5/1/2046	8,941,869
4,550,426		3.500%, 10/1/2046	4,706,196
192,029		4.000%, 8/1/2025	201,451
4,289,617		4.000%, 12/1/2041	4,545,279
19,260		4.500%, 11/1/2018	19,515
118,493		4.500%, 6/1/2019	120,433
70,275		4.500%, 8/1/2022	72,636
457,802		4.500%, 8/1/2024	482,345
826,435		4.500%, 4/1/2040	892,439
366,923		4.500%, 9/1/2030	395,353
360,789		4.500%, 8/1/2040	389,491
2,022,459		4.500%, 9/1/2040	2,183,352
29,858		5.000%, 7/1/2019	30,364
20,701		5.000%, 7/1/2020	21,279
189,829		5.000%, 1/1/2022	198,886
50,954		5.000%, 1/1/2024	55,361
1,226,597		5.000%, 1/1/2034	1,342,784
48,040		5.000%, 4/1/2028	52,401
58,196		5.000%, 5/1/2028	63,479
9,279		5.000%, 6/1/2036	10,179
274,293		5.000%, 3/1/2039	300,586
840,420		5.000%, 10/1/2039	920,980
133,655		5.500%, 10/1/2021	140,672
61,830		5.500%, 10/1/2024	68,398
47,485		5.500%, 11/1/2026	52,529
41,390		5.500%, 10/1/2033	45,820
66,022		5.500%, 8/1/2034	73,679
85,038		5.500%, 1/1/2036	94,842
194,460		5.500%, 2/1/2036	217,345
44,339		5.500%, 3/1/2036	49,502
156,287		5.500%, 6/1/2036	174,478
Annual Shareholder Report
7

Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,420	5.500%, 6/1/2036	$3,821
235,356	5.500%, 10/1/2037	263,244
33,743	5.500%, 11/1/2037	37,741
30,514	5.500%, 1/1/2039	34,102
718,144	5.500%, 10/1/2039	800,994
24,263	6.000%, 7/1/2021	25,613
780,584	6.000%, 4/1/2036	886,267
36,006	6.000%, 12/1/2036	41,000
37,902	6.000%, 12/1/2036	42,983
192,750	6.000%, 7/1/2037	218,832
63,219	7.500%, 1/1/2027	72,684
1,126	7.500%, 8/1/2030	1,335
669	7.500%, 9/1/2030	794
3,619	7.500%, 1/1/2031	4,268
4,368	7.500%, 1/1/2031	5,173
2,223	7.500%, 1/1/2031	2,539
77,373	7.500%, 2/1/2031	92,133
33,856	7.500%, 2/1/2031	40,079
	TOTAL	36,769,700
	Federal National Mortgage Association—37.0%
21,219,020	3.000%, 10/1/2046	21,307,999
8,569,579	3.500%, 12/1/2046	8,834,813
3,229	3.500%, 8/1/2020	3,362
275,426	4.000%, 1/1/2025	288,927
152,600	4.000%, 11/1/2030	162,494
462,360	4.000%, 2/1/2031	492,337
228,639	4.000%, 7/1/2031	243,462
2,915,980	4.000%, 12/1/2031	3,105,036
485,865	4.000%, 12/1/2041	516,911
3,141,805	4.000%, 4/1/2042	3,330,284
4,551	4.500%, 5/1/2018	4,580
33,690	4.500%, 12/1/2019	34,259
100,713	4.500%, 11/1/2025	108,517
62,252	4.500%, 6/1/2025	67,075
112,688	4.500%, 6/1/2029	121,419
172,176	4.500%, 7/1/2029	185,516
245,626	4.500%, 9/1/2029	264,658
Annual Shareholder Report
8

Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$441,824	4.500%, 10/1/2040	$477,301
2,881,696	4.500%, 1/1/2042	3,108,580
1,134,650	4.500%, 2/1/2042	1,223,984
1,122	5.000%, 12/1/2017	1,123
8,456	5.000%, 4/1/2018	8,520
28,554	5.000%, 7/1/2019	29,093
18,821	5.000%, 8/1/2021	19,604
99,752	5.000%, 7/1/2023	105,463
42,618	5.000%, 8/1/2023	46,487
93,243	5.000%, 9/1/2023	101,708
91,435	5.000%, 10/1/2023	99,736
23,373	5.000%, 12/1/2023	24,655
40,996	5.000%, 7/1/2024	44,718
26,356	5.000%, 5/1/2025	28,749
107,478	5.000%, 4/1/2028	117,234
70,078	5.000%, 6/1/2028	76,439
43,550	5.000%, 7/1/2028	47,504
63,630	5.000%, 1/1/2029	69,406
42,805	5.000%, 4/1/2036	47,098
395,947	5.000%, 7/1/2040	435,108
236,963	5.000%, 7/1/2040	260,399
26,543	5.500%, 8/1/2019	27,269
165,966	5.500%, 4/1/2025	183,596
61,635	5.500%, 7/1/2033	68,680
245,698	5.500%, 9/1/2034	274,204
69,371	5.500%, 1/1/2035	77,424
98,197	5.500%, 2/1/2035	109,524
101,643	5.500%, 8/1/2035	113,667
287,730	5.500%, 11/1/2035	320,935
350,378	5.500%, 4/1/2036	390,212
273,218	5.500%, 4/1/2036	304,616
123,507	6.000%, 2/1/2026	138,951
511,206	6.000%, 11/1/2034	580,637
61,931	6.000%, 1/1/2035	70,484
6,310	6.000%, 5/1/2036	7,171
22,294	6.000%, 12/1/2036	25,361
20,997	6.000%, 1/1/2037	23,764
Annual Shareholder Report
9

Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$489,716		6.000%, 10/1/2037	$555,891
2,392		6.500%, 7/1/2029	2,736
1,697		6.500%, 5/1/2030	1,940
4,667		6.500%, 2/1/2031	5,349
6,853		6.500%, 4/1/2031	7,845
490		6.500%, 4/1/2031	557
10,438		6.500%, 5/1/2031	11,953
8,665		6.500%, 6/1/2031	9,925
12,677		6.500%, 6/1/2031	14,471
4,726		6.500%, 6/1/2031	5,468
15,045		6.500%, 7/1/2031	17,431
3,238		6.500%, 8/1/2031	3,690
93,625		6.500%, 11/1/2031	107,402
12,820		6.500%, 11/1/2031	14,723
13,054		6.500%, 12/1/2031	14,925
14,662		6.500%, 8/1/2034	16,794
10,477		7.000%, 4/1/2029	12,206
2,544		7.000%, 4/1/2029	2,955
6,210		7.000%, 5/1/2029	7,222
5,019		7.000%, 2/1/2030	5,832
5,745		8.000%, 12/1/2026	6,708
		TOTAL	48,987,076
		Government National Mortgage Association—24.7%
16,180,500		3.000%, 5/20/2047	16,414,734
9,500,000	[2]	3.500%, 10/20/2047	9,873,013
3,927,820		4.000%, 5/20/2047	4,143,654
619,456		4.500%, 10/15/2039	671,131
70,801		5.000%, 1/15/2023	74,268
88,163		5.000%, 7/15/2023	93,250
273,295		5.000%, 6/20/2039	298,211
379,410		5.000%, 8/20/2039	417,202
132,765		5.000%, 9/20/2039	145,938
226,198		5.500%, 11/20/2034	251,728
106,005		5.500%, 5/15/2038	120,711
10,259		7.000%, 10/15/2028	11,795
3,593		7.000%, 12/15/2028	4,139
10,787		7.000%, 2/15/2029	12,496
Annual Shareholder Report
10

Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,947		7.000%, 6/15/2029	$3,453
11,397		8.000%, 10/15/2030	13,771
106,466		8.000%, 11/15/2030	128,557
		TOTAL	32,678,051
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $116,337,680)	118,434,827
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.3%
		Federal National Mortgage Association—0.3%
59,164		REMIC 1999-13 PH, 6.000%, 4/25/2029	64,811
14,948		REMIC 321 2, 6.500%, 4/25/2032	3,613
422,562		REMIC 356 23, 6.500%, 12/25/2034	90,321
509,025	[3]	REMIC 356 24, 6.500%, 9/25/2035	108,592
434,762	[3]	REMIC 368 27, 6.500%, 11/25/2035	88,759
		TOTAL	356,096
		Non-Agency Mortgage-Backed Securities—5.0%
166,238		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	130,572
1,241,691	[3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,265,891
922,493	[3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	940,655
12,143	[3,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	9,472
151,512	[3]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	152,853
1,499,442	[3]	Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	1,489,055
468,062	[3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	480,250
1,771,881	[3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,807,039
334,077		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	352,980
		TOTAL	6,628,767
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,128,399)	6,984,863
		ADJUSTABLE RATE MORTGAGES—0.1%[3]
		Federal Home Loan Mortgage Corporation ARM—0.0%
17,854		2.965%, 7/1/2035	18,813
		Federal National Mortgage Association ARM—0.1%
54,592		3.175%, 2/1/2036	57,961
Annual Shareholder Report
11

Principal Amount or Contracts			Value
		ADJUSTABLE RATE MORTGAGES—continued[3]
		Federal National Mortgage Association ARM—continued
$93,325		3.284%, 7/1/2034	$97,651
		TOTAL	155,612
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $165,456)	174,425
		ASSET-BACKED SECURITIES—6.1%
		Auto Receivables—1.8%
2,350,000	[3]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 2.327%, (1-month USLIBOR +1.100%), 9/15/2021	2,351,104
		Equipment Lease—1.7%
1,800,000		Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	1,816,889
350,000		Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	350,960
		TOTAL	2,167,849
		Other—2.1%
2,370,488	[3]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.234%, (1-month USLIBOR +1.000%), 6/15/2028	2,384,466
442,072		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	442,000
		TOTAL	2,826,466
		Student Loans—0.5%
682,259	[3]	SMB Private Education Loan Trust 2016-B, Class A1, 1.884%, (1-month USLIBOR +0.650%), 11/15/2023	683,657
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,994,586)	8,029,076
		INVESTMENT COMPANY—6.4%
8,555,196	[5]	Federated Government Obligations Fund, Premier Shares, 0.92%[6] (AT COST)	8,555,196
		TOTAL INVESTMENT IN SECURITIES—107.3% (IDENTIFIED COST $140,181,317)[7]	142,178,387
		OTHER ASSETS AND LIABILITIES - NET—(7.3)%[8]	(9,669,815)
		TOTAL NET ASSETS—100%	$132,508,572
Annual Shareholder Report
12

At September 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[9]United States Treasury Long Bond Short Futures	14	$2,139,375	December 2017	$34,641
[9]United States Treasury Note 10-Year Short Futures	25	$3,132,813	December 2017	$42,131
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$76,772
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2017, these restricted securities amounted to $9,472, which represented 0.0% of total net assets.
5	Affiliated Holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended September 30, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2016	—
Purchases/Additions	150,934,502
Sales/Reductions	(142,379,306)
Balance of Shares Held 9/30/2017	8,555,196
Value	$8,555,196
Change in Unrealized Appreciation/Depreciation	$NA
Net Realized Gain/(Loss)	$NA
Dividend Income	$134,968
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $140,069,404.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$118,434,827	$—	$118,434,827
Collateralized Mortgage Obligations	—	6,984,863	—	6,984,863
Adjustable Rate Mortgages	—	174,425	—	174,425
Asset-Backed Securities	—	8,029,076	—	8,029,076
Investment Company	8,555,196	—	—	8,555,196
TOTAL SECURITIES	$8,555,196	$133,623,191	$—	$142,178,387
Other Financial Instruments
Assets
Futures Contracts	$76,772	$—	$—	$76,772
Liabilities
Futures Contracts	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$76,772	$—	$—	$76,772
The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.82	$9.71	$9.65	$9.60	$10.03
Income From Investment Operations:
Net investment income	0.21	0.28	0.27	0.28	0.24[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.19)	0.11	0.06	0.05	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.39	0.33	0.33	(0.16)
Less Distributions:
Distributions from net investment income	(0.25)	(0.28)	(0.27)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.59	$9.82	$9.71	$9.65	$9.60
Total Return[2]	0.20%	4.04%	3.46%	3.45%	(1.58)%
Ratios to Average Net Assets:
Net expenses	0.50%	0.49%	0.49%	0.48%	0.40%
Net investment income	2.21%	2.52%	2.71%	2.76%	2.47%
Expense waiver/reimbursement[3]	0.20%	0.18%	0.16%	0.16%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$121,240	$150,636	$132,127	$150,646	$175,969
Portfolio turnover	277%	248%	71%	40%	164%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	63%	57%	62%	8%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.81	$9.71	$9.65	$9.60	$10.03
Income From Investment Operations:
Net investment income	0.18	0.25	0.24	0.25	0.21[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.18)	0.10	0.06	0.05	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	—	0.35	0.30	0.30	(0.19)
Less Distributions:
Distributions from net investment income	(0.22)	(0.25)	(0.24)	(0.25)	(0.24)
Net Asset Value, End of Period	$9.59	$9.81	$9.71	$9.65	$9.60
Total Return[2]	0.00%[3]	3.62%	3.15%	3.15%	(1.87)%
Ratios to Average Net Assets:
Net expenses	0.81%	0.79%	0.79%	0.78%	0.70%
Net investment income	1.91%	2.25%	2.38%	2.45%	2.17%
Expense waiver/reimbursement[4]	0.40%	0.38%	0.34%	0.34%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,269	$15,236	$17,893	$34,579	$40,329
Portfolio turnover	277%	248%	71%	40%	164%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	63%	57%	62%	8%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Assets and Liabilities
September 30, 2017
Assets:
Investment in securities, at value including $8,555,196 of investment in an affiliated holding (identified cost $140,181,317)		$142,178,387
Cash		1,010
Restricted cash (Note 2)		70,750
Income receivable		379,810
Receivable for shares sold		79,191
Receivable for daily variation margin on futures contracts		5,379
TOTAL ASSETS		142,714,527
Liabilities:
Payable for investments purchased	$9,906,257
Payable for shares redeemed	153,540
Income distribution payable	98,330
Payable to adviser (Note 5)	1,081
Payable for administrative fees (Note 5)	582
Payable for distribution services fee (Note 5)	470
Payable for other service fees (Notes 2 and 5)	2,352
Accrued expenses (Note 5)	43,343
TOTAL LIABILITIES		10,205,955
Net assets for 13,813,225 shares outstanding		$132,508,572
Net Assets Consist of:
Paid-in capital		$136,083,369
Net unrealized appreciation of investments and futures contracts		2,073,842
Accumulated net realized loss on investments and futures contracts		(5,655,966)
Undistributed net investment income		7,327
TOTAL NET ASSETS		$132,508,572
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($121,239,778 ÷ 12,638,012 shares outstanding), no par value, 1,000,000,000 shares authorized		$9.59
Service Shares:
Net asset value per share ($11,268,794 ÷ 1,175,213 shares outstanding), no par value, 1,000,000,000 shares authorized		$9.59
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended September 30, 2017
Investment Income:
Interest			$4,181,482
Dividends received from an affiliated holding			134,968
TOTAL INCOME			4,316,450
Expenses:
Investment adviser fee (Note 5)		$635,331
Administrative fee (Note 5)		124,910
Custodian fees		23,010
Transfer agent fee		76,976
Directors'/Trustees' fees (Note 5)		4,140
Auditing fees		31,750
Legal fees		9,377
Portfolio accounting fees		118,798
Distribution services fee (Note 5)		32,645
Other service fees (Notes 2 and 5)		32,497
Share registration costs		40,134
Printing and postage		21,202
Taxes		2,950
Miscellaneous (Note 5)		22,852
TOTAL EXPENSES		1,176,572
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(311,948)
Waiver of other operating expenses (Note 5)	(25,968)
TOTAL WAIVERS AND REIMBURSEMENT		(337,916)
Net expenses			838,656
Net investment income			3,477,794
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(874,405)
Net realized gain on futures contracts			75,283
Net change in unrealized appreciation of investments			(2,623,829)
Net change in unrealized depreciation of futures contracts			90,212
Net realized and unrealized loss on investments and futures contracts			(3,332,739)
Change in net assets resulting from operations			$145,055
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets
Year Ended September 30	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,477,794	$3,934,443
Net realized gain (loss) on investments and futures contracts	(799,122)	1,111,973
Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,533,617)	1,195,358
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	145,055	6,241,774
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,728,470)	(4,019,515)
Service Shares	(294,665)	(400,794)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,023,135)	(4,420,309)
Share Transactions:
Proceeds from sale of shares	43,672,248	54,655,277
Net asset value of shares issued to shareholders in payment of distributions declared	2,785,970	2,794,819
Cost of shares redeemed	(75,943,877)	(43,419,073)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,485,659)	14,031,023
Change in net assets	(33,363,739)	15,852,488
Net Assets:
Beginning of period	165,872,311	150,019,823
End of period (including undistributed net investment income of $7,327 and $15,027, respectively)	$132,508,572	$165,872,311
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
September 30, 2017
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
20

Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report
21

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $337,916 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$32,497
For the year ended September 30, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
Annual Shareholder Report
22

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at September 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$10,670	$9,472
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and to seek to enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the
Annual Shareholder Report
23

variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $473,208 and $5,942,173, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At September 30, 2017, the Fund had no outstanding written option contracts.
The average notional amount of purchased put options held by the Fund throughout the period was $29. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report
24

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815	Receivable for daily variation margin on futures contracts	$76,772*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$75,283

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$90,212
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 9/30/2017		Year Ended 9/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,446,052	$42,764,578	5,451,962	$52,812,489
Shares issued to shareholders in payment of distributions declared	267,207	2,564,318	259,119	2,518,429
Shares redeemed	(7,419,441)	(71,181,799)	(3,967,431)	(38,511,166)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,706,182)	$(25,852,903)	1,743,650	$16,819,752
Annual Shareholder Report
25

	Year Ended 9/30/2017		Year Ended 9/30/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	94,642	$907,670	189,786	$1,842,788
Shares issued to shareholders in payment of distributions declared	23,104	221,652	28,474	276,390
Shares redeemed	(495,341)	(4,762,078)	(508,201)	(4,907,907)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(377,595)	$(3,632,756)	(289,941)	$(2,788,729)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,083,777)	$(29,485,659)	1,453,709	$14,031,023
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar roll adjustments
For the year ended September 30, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$537,641	$(537,641)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$4,023,135	$4,420,309
As of September 30, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$7,305
Net unrealized appreciation	$2,108,983
Capital loss carryforwards	$(5,691,085)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar roll transactions, REMIC adjustments and mark-to-market on futures contracts.
Annual Shareholder Report
26

At September 30, 2017, the cost of investments for federal tax purposes was $140,069,404. The net unrealized appreciation of investments for federal tax purposes was $2,108,983. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,502,245 and net unrealized depreciation from investments for those securities having an excess of cost over value of $393,262. The amounts presented are inclusive of derivative contracts.
At September 30, 2017, the Fund had a capital loss carryforward of $5,691,085 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,138,849	$37,973	$1,176,822
2018	4,514,263	—	4,514,263
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2017, the Adviser voluntarily waived $296,677 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2017, the Adviser reimbursed $15,271.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Annual Shareholder Report
27

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 Billion
0.125%	on the next $5 Billion
0.100%	on the next $5 Billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$32,645	$(25,968)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2017, FSC retained $6,677 of fees paid by the Fund.
Other Service Fees
For the year ended September 30, 2017, FSSC received $421 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Annual Shareholder Report
28

General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2017, were as follows:
Purchases	$2,350,000
Sales	$28,676,189
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized.
As of September 30, 2017, the Fund had no outstanding loans. During the year ended September 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2017, there were no outstanding loans. During the year ended September 30, 2017, the program was not utilized.
Annual Shareholder Report
29

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Directors OF the federated total return series, inc. and SHAREHOLDERS OF FEDERATED Mortgage fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mortgage Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc. as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian or brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Fund as of September 30, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 21, 2017
Annual Shareholder Report
30

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
31

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,017.90	$2.53
Service Shares	$1,000	$1,016.40	$4.09
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.60	$2.54
Service Shares	$1,000	$1,021.00	$4.10
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.50%
Service Shares	0.81%
Annual Shareholder Report
32

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.
Annual Shareholder Report
33

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report
34

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
35

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: October 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report
36

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report
37

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report
38

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report
39

Evaluation and Approval of Advisory Contract–May 2017
Federated Mortgage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Annual Shareholder Report
40

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report
41

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report
42

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Annual Shareholder Report
43

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted
Annual Shareholder Report
44

that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
45

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
46

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
29311 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2017
Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2016 through September 30, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Ultrashort Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2017, was 1.04% for Class A Shares, 1.70% for Institutional Shares and 1.25% for Service Shares. The total return of the Bloomberg Barclays U.S. Short-Term Government/Corporate Index (BSTGCI),1 the Fund's primary broad-based securities market index, was 0.89%. The total return of the BofA Merrill Lynch 1-Year Treasury Note Index (BOAML1T),2 the Fund's secondary index, was 0.59% for the same period. The total return of the Lipper Ultra-Short Obligations Funds Average (LUSOFA),3 a peer group average for the Fund, was 1.24%. The Fund's and LUSOFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BSTGCI or the BOAML1T.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BSTGCI were: (a) sector allocation; (b) security selection; (c) the effect of derivative instruments4; and (d) duration.5
The following discussion will focus on the performance of the Fund's Institutional Shares relative to the BSTGCI.
Market Overview
The Federal Reserve (the “Fed”) raised short-term interest rate targets three times over the course of the 12-month reporting period, reflecting a desire to normalize U.S. monetary policy following the quantitative easing program, which followed the 2008 financial crisis. Strong corporate earnings and employment figures, coupled with hopes for reflationary effects of pro-business legislation in the wake of the 2016 elections, translated into a general increase in U.S. Treasury yields across the yield curve despite a lack of obvious inflationary pressures. The 2-year Treasury note began the reporting period with a yield of 0.76% and finished the period with a yield of 1.49%. The 5-year note began the period with a yield of 1.15% and finished with a yield of 1.94%, and the 10-year note began the period with a yield of 1.60% and finished with a yield of 2.33%. Credit spreads declined steadily from the beginning to the end of the reporting period, with the option-adjusted spread on the Bloomberg Barclays 1-3 Year U.S. Credit Index6 moving from 0.70% on September 30, 2016 to 0.44% on September 30, 2017, and the Bloomberg Barclays Asset-Backed Securities (ABS) Index7 moving from 0.55% to 0.44% at the end of the reporting period.
Annual Shareholder Report

SECTOR ALLOCATION
Spreads on credit products generally tightened for most of the reporting period, and this combined with the carry (i.e., coupon income) provided on the portfolio allowed for better performance relative to the comparative index and BSTGCI. The Fund maintained overweights in credit products for the entire reporting period, and sector selection generated a portfolio with better carry than the benchmark.
At the end of the reporting period, the Fund had a 47% allocation, its largest, to non-mortgage ABS (predominantly backed by auto and credit card receivables). These securities performed well, finishing the reporting period with tighter spreads than had existed at the previous fiscal year end. Fund management continued to seek opportunities in this sector by maintaining an allocation to subordinate ABS exposure, as well as opportunistic, well-structured “off-the-run” ABS assets like student loan and equipment leasing receivables. At the end of the reporting period, the Fund's allocation to ABS added 84 basis points of gross return (on an absolute basis). Short duration investment-grade corporate securities (approximately 37% of assets at the end of the reporting period) also enjoyed tighter spreads, adding 63 basis points of return. Noninvestment-grade exposure (5% of Fund assets) in the form of bank loans and high yield securities contributed positively in greater proportion to its portfolio composition, adding 23 basis points. Mortgage-backed securities exposure (6% of total exposure) returned 11 basis points.8
SECURITY SELECTION
When considering specific security alpha (a measure of performance on a risk-adjusted basis), it must be remembered that the BSTGCI contained an overwhelming proportion of non-credit (i.e., government) securities. Therefore, it is difficult to make a meaningful security contribution analysis as there was little overlap between the security composition of the index and those in which the Fund invests. Where there was no overlap, all performance attributable to a security constituted alpha relative to the benchmark as well as absolute return. There were no individual securities in the portfolio which generated a return of greater than two basis points and only one which detracted from return by more than the same amount (Carlyle Global Market Strategies 2014-1, Class A, which subtracted 3 basis points of return).
Effect of Derivative Instruments
Since the Fund's effective duration may not exceed one year, the Fund sometimes utilized short positions in exchange-traded interest rate futures contracts in order to reduce duration exposure resulting from the purchase of fixed-rate securities, whose maturities may be up to five years or longer. Such positions shortened the effective duration of the Fund during the reporting period by between 0.1 and 0.15 years. As rates rose over the reporting period, these positions contributed 8 basis points of return relative to what Fund performance would have been had these positions not been utilized.
Annual Shareholder Report

Duration
The Fund's duration profile was generally maintained in a narrow range around that of the BSTGCI during the reporting period. Despite what might be considered a “neutral” positioning on duration relative to the BSTGCI, the average duration of between 0.5 and 0.55 years is actually on the short end of the normal 0.4-1.0 year range the Fund has operated in since inception in 1998. In order to protect the Fund's capital value from any sudden upward move in short-term interest rates, Fund management invested over half of the portfolio in floating rate securities, which have benefited from increased coupons in response to Fed tightening action during the reporting period.
1	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BSTGCI.
2	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BOAML1T.
3	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSOFA.
4	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
5	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their price. The fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The fund is not governed by those rules, and its shares will fluctuate in value.
6	The Bloomberg Barclays 1-3 Year U.S. Credit Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted.*
7	The Bloomberg Barclays Asset-Backed Securities (ABS) Index is the ABS component of the Bloomberg Barclays U.S. Aggregate Index. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
8	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Ultrashort Bond Fund from September 30, 2007 to September 30, 2017, compared to the Bloomberg Barclays U.S. Short-Term Government/Corporate Index (BSTGCI),2 the BofA Merrill Lynch 1-Year Treasury Note Index (BOAML1T)3 and the Lipper Ultra-Short Obligations Funds Average (LUSOFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2017
■	Total returns shown for Class A Shares include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 9/30/2017
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-1.03%	0.13%	1.06%
Institutional Shares	1.70%	1.09%	1.82%
Service Shares	1.25%	0.64%	1.36%
BSTGCI	0.89%	0.46%	1.00%
BOAML1T	0.59%	0.39%	1.06%
LUSOFA	1.24%	0.66%	1.25%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BOAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BSTGCI represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. The BSTGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The BOAML1T is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	47.0%
Corporate Debt Securities	35.3%
Collateralized Mortgage Obligations	3.9%
Floating Rate Loans	2.7%
Commercial Mortgage-Backed Securities	2.0%
Municipal Bond	0.4%
Mortgage-Backed Securities[3]	0.3%
Trade Finance Agreements	0.2%
Foreign Government Securities[4]	0.0%
Other Security Type[5]	3.8%
Cash Equivalents[6]	4.7%
Other Assets and Liabilities—Net[7]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Types consist of commercial paper, common stocks and an exchange-traded fund.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
September 30, 2017
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$226,447		FNMA ARM 544848, 2.602%, 4/01/2030	$230,242
1,131,802		FNMA ARM 544872, 2.632%, 7/01/2034	1,164,241
284,085		FNMA ARM 556379, 2.230%, 5/01/2040	286,752
1,167,358		FNMA ARM 618128, 1.898%, 8/01/2033	1,176,362
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,847,002)	2,857,597
		ASSET-BACKED SECURITIES—47.0%
		Auto Receivables—15.8%
4,940,718		ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	4,943,407
4,000,000		ARI Fleet Lease Trust 2017-A, Class A2, 2.44%, 4/15/2026	4,001,515
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.80%, 4/15/2026	3,509,792
10,000,000	[1]	Ally Master Owner Trust 2014-5, Class A1, 1.724%, (1-month USLIBOR +0.490%), 10/15/2019	10,001,718
7,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,022,088
2,560,000		AmeriCredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,577,203
4,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	4,090,835
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.36%, 4/18/2023	15,085,867
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.18%, 7/18/2023	13,011,919
6,518,832		BMW Vehicle Lease Trust 2015-2, Class A3, 1.40%, 9/20/2018	6,519,163
7,000,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	6,992,924
6,800,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	6,773,540
53,099		Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	53,093
5,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	4,996,148
2,400,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	2,343,967
3,400,000		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.54%, 8/20/2020	3,396,863
1,890,000	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 1.684%, (1-month USLIBOR +0.450%), 5/15/2029	1,895,017
7,000,000	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 1.91%, (1-month USLIBOR +0.340%), 8/15/2029	7,009,975
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.57%, 8/15/2029	$3,891,556
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.78%, 8/15/2029	2,294,519
2,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.38%, 8/15/2029	1,995,257
6,000,000		Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	6,062,473
3,700,142		Drive Auto Receivables Trust 2016-CA, Class A3, 1.67%, 11/15/2019	3,700,857
8,430,000		Drive Auto Receivables Trust 2016-CA, Class C, 3.02%, 11/15/2021	8,537,383
10,000,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	10,110,230
2,650,000		Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	2,650,834
201,910		Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	201,854
6,595,594		Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	6,593,551
2,063,105		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	2,060,963
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.38%, 5/20/2020	3,744,276
1,250,000		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.18%, 6/21/2021	1,245,145
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 3.15%, 9/20/2021	7,278,233
3,000,000		GM Financial Consumer Automobile 2017-1A, Class B, 2.66%, 6/16/2023	2,999,553
6,750,000		GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	6,756,901
17,384,000		GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	17,355,661
8,200,000		GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.97%, 1/18/2022	8,227,392
3,100,000		General Motors 2016-1, Class C, 2.85%, 5/17/2021	3,105,138
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,965,683
179,728	[1]	Hertz Fleet Lease Funding LP 2014-1, Class A, 1.635%, (1-month USLIBOR +0.400%), 4/10/2028	179,730
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	7,961,684
10,000,000		Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	9,993,163
3,250,000		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	3,246,166
17,500,000		Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.86%, 5/17/2021	17,388,394
17,000,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	16,965,259
6,000,000		Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.13%, 3/15/2021	5,981,631
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.44%, 5/15/2024	$9,466,189
9,140,000		Mercedes-Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/2021	9,141,012
5,800,000		Mercedes-Benz Auto Lease Trust 2016-B, Class A4, 1.52%, 6/15/2022	5,779,922
17,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.29%, 1/17/2023	17,013,067
6,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.934%, (1-month USLIBOR +0.700%), 5/17/2021	6,046,313
1,359,311	[1]	Motor PLC 2015-1A, Class A1, 1.837%, (1-month USLIBOR +0.600%), 6/25/2022	1,359,824
12,000,000		Motor PLC 2017-1A, Class A1, 1.773%, 9/25/2024	12,011,568
15,000,000		Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	15,064,952
15,000,000		Nextgear Floorplan Master Owner Trust 2016-1A, Class A, 1.92%, 10/15/2019	15,001,406
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 2.927%, (1-month USLIBOR +1.700%), 4/15/2021	5,099,166
6,300,000	[1]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 2.327%, (1-month USLIBOR +1.100%), 9/15/2021	6,302,959
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.009%, (1-month USLIBOR +0.850%), 4/18/2022	10,061,545
3,500,000		Nissan Auto Lease Trust 2016-B, Class A4, 1.61%, 1/18/2022	3,490,971
10,000,000		Porsche Innovative Lease Owner Trust 2015-1, Class A4, 1.43%, 5/21/2021	10,000,576
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,015,600
372,732		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	372,999
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,045,913
11,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	11,047,102
8,000,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	7,996,452
6,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.93%, 12/15/2022	6,013,499
3,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	2,978,012
7,500,000		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,509,207
7,700,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.10%, 4/26/2021	7,702,425
6,000,000		World Omni Auto Receivables Trust 2017-B, Class A2A, 1.78%, 2/16/2021	5,994,702
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.81%, 5/15/2024	$2,248,394
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	5,946,077
		TOTAL	463,428,372
		Credit Card—17.2%
14,500,000	[1]	American Express Credit Account Master 2013-1, Class B, 1.934%, (1-month USLIBOR +0.700%), 2/16/2021	14,544,033
9,086,000	[1]	American Express Credit Account Master Trust 2014-5, Class B, 1.684%, (1-month USLIBOR +0.450%), 5/15/2020	9,092,542
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 1.686%, (1-month USLIBOR +0.450%), 9/16/2024	8,266,853
6,679,000	[1]	American Express Credit Account Master Trust 2017-5 B, Class B, 1.832%, (1-month USLIBOR +0.580%), 2/18/2025	6,707,404
18,834,000	[1]	American Express Issuance Trust II 2013-1, Class C, 1.934%, (1-month USLIBOR +0.700%), 2/15/2019	18,855,321
3,111,000	[1]	American Express Issuance Trust II 2013-2, Class B, 1.934%, (1-month USLIBOR +0.700%), 8/15/2019	3,123,554
13,250,000	[1]	Bank of America Credit Card 2016-A1, Class A, 1.624%, (1-month USLIBOR +0.390%), 10/15/2021	13,312,325
19,650,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 1.614%, (1-month USLIBOR +0.380%), 6/15/2021	19,731,383
12,225,000	[1]	Bank of America Credit Card Trust 2015-A1, Class A, 1.564%, (1-month USLIBOR +0.330%), 6/15/2020	12,236,225
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,507,008
7,825,000	[1]	Barclays Dryrock Issuance Trust 2014-4, Class A, 1.624%, (1-month USLIBOR +0.390%), 9/15/2020	7,827,440
2,600,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 1.319%, (1-month USLIBOR +0.330%), 3/15/2023	2,606,012
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 1.534%, (1-month USLIBOR +0.300%), 5/15/2023	13,447,544
17,300,000	[1]	Capital One Multi Asset Execution Trust 2014-A4, Class A4, 1.594%, (1-month USLIBOR +0.360%), 6/15/2022	17,370,961
7,700,000	[1]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.964%, (1-month USLIBOR +0.730%), 1/18/2022	7,730,763
15,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 1.744%, (1-month USLIBOR +0.510%), 9/16/2024	15,047,079
9,100,000	[1]	Cards II Trust 2017-1A, Class A, 1.604%, (1-month USLIBOR +0.370%), 4/18/2022	9,123,712
15,600,000	[1]	Cards II Trust, Class A, 1.934%, (1-month USLIBOR +0.700%), 7/15/2021	15,665,990
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$15,000,000	[1]	Chase Issuance Trust 2014-A5, Class A5, 1.604%, (1-month USLIBOR +0.370%), 4/15/2021	$15,068,395
20,000,000		Chase Issuance Trust 2016-A6, Class A6, 1.10%, 1/15/2020	19,984,119
15,000,000	[1]	Chase Issuance Trust 2017-A1, Class A, 1.534%, (1-month USLIBOR +0.300%), 1/18/2022	15,059,757
15,500,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 1.517%, (1-month USLIBOR +0.280%), 5/26/2020	15,525,946
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 1.721%, (1-month USLIBOR +0.490%), 12/7/2023	10,090,205
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 1.451%, (1-month USLIBOR +0.220%), 4/7/2022	10,024,218
13,500,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 1.684%, (1-month USLIBOR +0.450%), 4/15/2021	13,556,111
11,829,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 1.664%, (1-month USLIBOR +0.430%), 7/15/2021	11,887,314
9,000,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	8,995,632
6,250,000	[1]	Discover Card Execution Note Trust 2017—A1, Class A1, 1.724%, (1-month USLIBOR +0.490%), 7/15/2024	6,318,470
14,575,000	[1]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.954%, (1-month USLIBOR +0.720%), 4/15/2020	14,619,626
16,000,000	[1]	Evergreen Credit Card Trust Series 2016-3, Class A, 1.734%, (1-month USLIBOR +0.500%), 11/16/2020	16,066,678
12,000,000	[1]	First National Master Note Trust 2017-1, Class A, 1.634%, (1-month USLIBOR +0.400%), 4/18/2022	12,010,811
20,500,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 1.684%, (1-month USLIBOR +0.450%), 3/15/2021	20,586,684
4,250,000	[1]	Golden Credit Card Trust 2016-1A, Class A, 1.304%, (1-month USLIBOR +0.600%), 1/15/2020	4,253,332
5,000,000		Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	4,966,317
15,000,000	[1]	Golden Credit Card Trust 2017-1A, Class A, 1.634%, (1-month USLIBOR +0.400%), 2/15/2021	15,055,556
20,000,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.20%, (1-month USLIBOR +0.520%), 7/15/2024	20,029,439
10,000,000	[1]	MBNA Credit Card Master Note Trust 2004-A3, Class A3, 1.494%, (1-month USLIBOR +0.260%), 8/16/2021	10,017,385
3,250,000		Master Credit Card Trust 2017-1A, Class B, 2.56%, 7/21/2021	3,263,412
12,500,000		Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	12,523,366
19,200,000	[1]	Master Credit Card Trust II 2016-1A, Class A, 1.987%, (1-month USLIBOR +0.750%), 9/23/2019	19,270,054
7,000,000		Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	7,003,005
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$20,000,000	[1]	Trillium Credit Card Trust II 2016-1A, Class A, 1.958%, (1-month USLIBOR +0.720%), 5/26/2021	$20,031,770
		TOTAL	505,403,751
		Equipment Lease—3.4%
5,073,000		CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	5,029,563
15,000,000		Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	15,040,293
2,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	2,775,802
5,656,000		Dell Equipment Finance Trust 2017-1, Class D, 3.44%, 4/24/2023	5,654,036
6,125,000		Great America Leasing Receivables 2016-1 A, Class A3, 1.73%, 6/20/2019	6,119,411
4,092,000		Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,091,102
2,360,000		Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,361,247
4,100,000		Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,111,250
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.59%, 1/20/2023	6,313,253
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.89%, 1/22/2024	2,849,064
13,000,000		John Deere Owner Trust 2017-A, Class A2, 1.50%, 10/15/2019	12,993,521
2,900,000		Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,897,041
3,250,000		Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,249,361
6,450,000		Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,477,122
300,214		Volvo Financial Equipment LLC 2016-1A, Class A2, 1.44%, 10/15/2018	300,208
9,000,000		Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	8,975,768
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.40%, 1/18/2022	4,250,252
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.60%, 4/15/2024	5,012,752
		TOTAL	98,501,046
		Home Equity Loan—0.1%
2,357,778	[1]	Carrington Mortgage Loan Trust, Class A3, 1.417%, (1-month USLIBOR +0.180%), 2/25/2036	2,362,981
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 1.977%, (1-month USLIBOR +0.740%), 8/25/2034	26,631
104,456	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 2.257%, (1-month USLIBOR +1.020%), 11/25/2034	104,761
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	14,254
161,745	[1]	Option One Mortgage Loan Trust 2005-1, Class A1B, 1.897%, (1-month USLIBOR +0.660%), 2/25/2035	158,681
148,506	[1]	Quest Trust 2004—X1, Class A, 1.897%, (1-month USLIBOR +0.660%), 3/25/2034	149,698
594,020		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	595,498
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$2,532,132	[2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	$0
		TOTAL	3,412,504
		Manufactured Housing—0.0%
19,736		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	20,118
		Other—10.3%
1,497,783	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 2.114%, (3-month USLIBOR +0.800%), 2/25/2043	1,505,993
4,896,062	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.917%, (1-month USLIBOR +0.680%), 10/25/2035	4,905,861
5,460,261	[1]	Navient Student Loan Trust 2017-3A, Class A1, 1.537%, (1-month USLIBOR +0.300%), 7/26/2066	5,461,978
4,875,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.587%, (1-month USLIBOR +1.350%), 9/27/2021	4,909,720
6,750,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class B, 2.987%, (1-month USLIBOR +1.750%), 9/27/2021	6,748,300
4,590,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class C, 3.537%, (1-month USLIBOR +2.300%), 9/27/2021	4,604,503
4,500,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class D, 4.537%, (1-month USLIBOR +3.300%), 9/27/2021	4,531,657
2,880,244	[1]	New Hampshire Higher Education Loan Co., 2011-1, Class A2, 2.164%, (3-month USLIBOR +0.850%), 10/25/2025	2,885,601
3,764,864	[1]	New Hampshire Higher Education Loan Co., 2012-1, Class A, 1.737%, (1-month USLIBOR +0.500%), 10/25/2028	3,764,224
13,000,000	[1]	PFS Financing Corp. 2014-BA, Class A, 1.834%, (1-month USLIBOR +0.600%), 10/15/2019	13,017,976
3,000,000	[1]	PFS Financing Corp. 2014-BA, Class B, 2.084%, (1-month USLIBOR +0.850%), 10/15/2019	2,998,685
8,325,000		PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	8,268,185
10,000,000		PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	9,902,008
4,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 1.814%, (1-month USLIBOR +0.580%), 3/15/2021	4,510,968
9,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 2.184%, (1-month USLIBOR +0.950%), 3/15/2021	9,512,876
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 1.834%, (1-month USLIBOR +0.600%), 7/15/2022	12,366,858
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.57%, 7/15/2022	8,010,423
5,650,000	[1]	PFS Financing Corp. 2016-A, Class A, 2.434%, (1-month USLIBOR +1.200%), 2/18/2020	5,672,105
9,000,000	[1]	PFS Financing Corp. 2016-A, Class B, 2.909%, (1-month USLIBOR +1.750%), 2/18/2020	9,024,902
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$8,458,562		SLM Private Education Loan Trust 2012-B, Class A2, 3.48%, 10/15/2030	$8,520,867
8,755,769	[1]	SLM Student Loan Trust 2010-A, Class 2A, 4.484%, (1-month USLIBOR +3.250%), 5/16/2044	9,070,700
2,979,188	[1]	SLM Student Loan Trust 2011-1, Class A1, 1.757%, (1-month USLIBOR +0.520%), 3/25/2026	2,992,069
4,762,106	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.837%, (1-month USLIBOR +0.600%), 11/25/2027	4,796,089
2,372,342		SLM Student Loan Trust 2012-C, Class A2, 3.31%, 10/15/2046	2,383,905
6,906,659	[1]	SLM Student Loan Trust 2013-A, Class A2B, 2.284%, (1-month USLIBOR +1.050%), 5/17/2027	6,953,017
7,000,000		SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,882,597
12,000,000		SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	12,124,235
8,177,153	[1]	SLM Student Loan Trust 2013-C, Class A2B, 2.634%, (1-month USLIBOR +1.400%), 10/15/2031	8,276,537
9,917,084	[1]	SLM Student Loan Trust 2014-A, Class A2B, 2.384%, (1-month USLIBOR +1.150%), 1/15/2026	10,002,105
3,131,757	[1]	SLMA 2013-B A2B, Class A2B, 2.334%, (1-month USLIBOR +1.100%), 6/17/2030	3,158,574
1,277,205	[1]	SMB Private Education Loan Trust 2016-A, Class A1, 1.934%, (1-month USLIBOR +0.700%), 5/15/2023	1,278,603
1,014,642	[1]	SMB Private Education Loan Trust 2016-B, Class A1, 1.884%, (1-month USLIBOR +0.650%), 11/15/2023	1,016,720
8,043,816	[1]	SMB Private Education Loan Trust 2017-A, Class A1, 1.684%, (1-month USLIBOR +0.450%), 6/17/2024	8,062,384
3,498,682		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	3,498,118
514,474		Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	515,668
5,588,961		Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	5,577,333
5,015,704		Sierra Receivables Funding Co., 2013-3A, Class A, 2.20%, 10/20/2030	5,020,331
356,513	[1]	Social Professional Loan Program LLC 2014-A, Class A1, 2.832%, (1-month USLIBOR +1.600%), 6/25/2025	361,116
1,468,994	[1]	Social Professional Loan Program LLC 2014-B, Class A1, 2.241%, (1-month USLIBOR +1.250%), 8/25/2032	1,487,228
3,637,581	[1]	Social Professional Loan Program LLC 2015-A, Class A1, 2.432%, (1-month USLIBOR +1.200%), 3/25/2033	3,691,351
3,444,923	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 2.187%, (1-month USLIBOR +0.950%), 1/25/2039	3,490,979
6,571,409	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 2.087%, (1-month USLIBOR +0.850%), 7/25/2039	6,643,814
9,787,524	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 1.937%, (1-month USLIBOR +0.700%), 3/26/2040	9,869,380
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$3,294,496		Social Professional Loan Program LLC 2017-B, Class A1FX, 1.83%, 5/25/2040	$3,297,735
6,684,200	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 1.837%, (1-month USLIBOR +0.600%), 7/25/2040	6,702,346
4,679,240		Social Professional Loan Program LLC 2017-D, Class A1FX, 1.72%, 9/25/2040	4,677,348
5,663,643		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	5,756,771
4,406,049		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	4,453,570
3,066,809		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.05%, 12/26/2025	3,099,276
11,021,423		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.28%, 1/26/2026	11,166,820
7,386,785		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.96%, 5/25/2026	7,424,640
1,363,276		Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	1,363,271
6,525,295	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 1.987%, (1-month USLIBOR +0.750%), 9/25/2056	6,531,850
		TOTAL	302,750,170
		Rate Reduction Bond—0.2%
3,899,761		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	4,187,178
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,376,729,933)	1,377,703,139
		CORPORATE BONDS—33.9%
		Basic Industry - Chemicals—0.3%
3,000,000	[1]	DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 1.841%, (3-month USLIBOR +0.530%), 5/1/2020	3,026,445
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	5,033,205
		TOTAL	8,059,650
		Capital Goods - Diversified Manufacturing—0.3%
10,000,000		Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	10,003,670
		Communications - Cable & Satellite—0.3%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	9,320,925
		Communications - Media & Entertainment—1.2%
2,075,000		British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,089,859
5,000,000		CBS Corp., 2.30%, 8/15/2019	5,028,951
4,800,000	[1]	Discovery Communications LLC, Sr. Unsecd. Note, 2.036%, (3-month USLIBOR +0.710%), 9/20/2019	4,830,742
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,221,521
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$1,200,000	[1]	Moody's Corp., Sr. Unsecd. Note, 1.666%, (3-month USLIBOR +0.350%), 9/4/2018	$1,202,282
1,870,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	1,883,113
10,000,000	[1]	Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 1.628%, (3-month USLIBOR +0.310%), 5/30/2019	10,053,468
5,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 1.624%, (3-month USLIBOR +0.320%), 1/8/2019	5,021,483
		TOTAL	34,331,419
		Communications - Telecom Wirelines—0.8%
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,065,876
7,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.091%, (3-month USLIBOR +0.770%), 6/17/2019	7,062,008
3,680,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.069%, (3-month USLIBOR +1.750%), 9/14/2018	3,738,234
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 2.321%, (3-month USLIBOR +1.000%), 3/16/2022	4,233,056
		TOTAL	23,099,174
		Consumer Cyclical - Automotive—3.9%
4,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	4,000,628
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.95%, 7/20/2020	100,044
7,750,000	[1]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 2.171%, (3-month USLIBOR +0.860%), 8/1/2018	7,794,212
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.842%, (3-month USLIBOR +0.530%), 5/5/2020	4,016,986
15,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.304%, (3-month USLIBOR +1.000%), 1/9/2020	15,129,723
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.601%, (3-month USLIBOR +1.270%), 3/28/2022	3,594,912
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 2.884%, (3-month USLIBOR +1.580%), 1/8/2019	10,144,391
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.234%, (3-month USLIBOR +0.930%), 4/13/2020	4,022,486
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.854%, (3-month USLIBOR +1.550%), 1/14/2022	9,289,608
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.364%, (3-month USLIBOR +2.060%), 1/15/2019	10,185,276
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.837%, (3-month USLIBOR +0.520%), 9/13/2019	4,020,400
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.021%, (3-month USLIBOR +0.690%), 9/28/2022	4,012,644
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.194%, (3-month USLIBOR +0.890%), 1/13/2022	$10,055,008
6,900,000		RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	6,952,345
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.694%, (3-month USLIBOR +0.390%), 1/17/2019	5,020,640
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.744%, (3-month USLIBOR +0.440%), 10/18/2019	7,048,548
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.995%, (3-month USLIBOR +0.690%), 1/11/2022	5,059,487
5,000,000	[1]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, Series 144A, 1.756%, (3-month USLIBOR +0.440%), 11/20/2017	5,002,169
		TOTAL	115,449,507
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,463,154
		Consumer Cyclical - Retailers—0.4%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	3,584,452
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,961,561
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 1.466%, (3-month USLIBOR +0.150%), 6/5/2020	5,012,321
		TOTAL	12,558,334
		Consumer Cyclical - Services—0.8%
9,000,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.837%, (3-month USLIBOR +0.520%), 11/28/2017	9,000,810
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 1.90%, 8/21/2020	8,525,087
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,288,102
		TOTAL	23,813,999
		Consumer Non-Cyclical - Food/Beverage—2.3%
2,340,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,346,619
9,500,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 2.001%, (3-month USLIBOR +0.690%), 8/1/2018	9,546,958
5,348,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,386,471
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	3,705,686
9,700,000		Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	9,639,572
10,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 1.733%, (3-month USLIBOR +0.420%), 8/9/2019	10,010,867
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	2,532,986
12,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.831%, (3-month USLIBOR +0.520%), 2/1/2019	12,028,754
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$2,700,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 1.905%, (3-month USLIBOR +0.590%), 2/22/2019	$2,719,816
4,120,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	4,136,686
6,820,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 1.764%, (3-month USLIBOR +0.450%), 8/21/2020	6,831,915
		TOTAL	68,886,330
		Consumer Non-Cyclical - Health Care—0.7%
10,400,000	[1]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 1.582%, (3-month USLIBOR +0.280%), 10/6/2017	10,400,221
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.346%, (3-month USLIBOR +1.030%), 6/6/2022	10,563,986
		TOTAL	20,964,207
		Consumer Non-Cyclical - Pharmaceuticals—2.2%
14,930,000		Abbott Laboratories, Sr. Unsecd. Note, 2.35%, 11/22/2019	15,057,448
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,003,064
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 1.937%, (3-month USLIBOR +0.620%), 6/10/2022	6,502,311
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,436,709
2,800,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.85%, 9/20/2019	2,802,991
4,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	4,045,165
16,670,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 1.586%, (3-month USLIBOR +0.270%), 3/1/2019	16,736,063
10,000,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 1.90%, 9/23/2019	9,983,832
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,898,457
		TOTAL	63,466,040
		Consumer Non-Cyclical - Products—0.5%
10,000,000	[1]	Church and Dwight, Inc., Sr. Unsecd. Note, 1.464%, (3-month USLIBOR +0.150%), 1/25/2019	9,995,451
3,390,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	3,383,284
		TOTAL	13,378,735
		Consumer Non-Cyclical - Supermarkets—0.3%
2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	2,504,948
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/30/2019	7,326,238
		TOTAL	9,831,186
		Consumer Non-Cyclical - Tobacco—0.5%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.189%, (3-month USLIBOR +0.880%), 8/15/2022	10,039,470
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	$4,018,222
		TOTAL	14,057,692
		Energy - Independent—0.2%
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,670,190
		Energy - Integrated—1.7%
6,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.959%, (3-month USLIBOR +0.630%), 9/26/2018	6,031,770
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 2.191%, (3-month USLIBOR +0.870%), 9/16/2021	2,826,800
10,000,000	[1]	Chevron Corp., Unsecd. Note, 1.845%, (3-month USLIBOR +0.530%), 11/15/2021	10,079,291
12,000,000	[1]	Exxon Mobil Corp., Sr. Unsecd. Note, 2.096%, (3-month USLIBOR +0.780%), 3/1/2019	12,126,779
8,750,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 3.324%, (3-month USLIBOR +2.020%), 7/18/2018	8,857,450
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,986,243
7,000,000	[1]	Statoil ASA, Floating Rate Note—Sr. Note, 1.605%, (3-month USLIBOR +0.290%), 5/15/2018	7,013,261
		TOTAL	50,921,594
		Energy - Oil Field Service—0.2%
5,000,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 1.90%, 12/21/2017	5,004,848
		Energy - Refining—0.2%
5,830,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 2.70%, 12/14/2018	5,871,418
		Financial Institution - Banking—9.5%
7,500,000	[1]	American Express Co., Floating Rate Note—Sr. Note, 1.905%, (3-month USLIBOR +0.590%), 5/22/2018	7,520,999
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,118,767
16,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.971%, (3-month USLIBOR +0.660%), 2/1/2019	16,108,778
3,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 2.344%, (3-month USLIBOR +1.040%), 1/15/2019	3,535,067
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.313%, (3-month USLIBOR +1.000%), 4/24/2023	10,092,733
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 1.966%, (3-month USLIBOR +0.660%), 7/21/2021	5,013,825
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.487%, (3-month USLIBOR +1.180%), 10/21/2022	7,119,611
10,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.904%, (3-month USLIBOR +0.600%), 4/9/2018	10,023,744
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.76%, (3-month USLIBOR +0.440%), 6/15/2020	$8,021,365
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,576,430
7,900,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.797%, (3-month USLIBOR +0.480%), 9/11/2019	7,966,048
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.361%, (3-month USLIBOR +1.050%), 10/30/2023	5,111,108
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.461%, (3-month USLIBOR +1.150%), 1/30/2023	7,732,741
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	5,002,018
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.094%, (3-month USLIBOR +0.790%), 1/10/2020	5,038,900
3,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.247%, (3-month USLIBOR +0.930%), 6/7/2019	3,030,587
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.387%, (3-month USLIBOR +1.070%), 12/8/2021	5,072,630
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.146%, (3-month USLIBOR +0.830%), 9/6/2021	10,089,962
5,550,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 1.920%, (3-month USLIBOR +0.590%), 9/27/2019	5,577,587
15,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.415%, (3-month USLIBOR +1.100%), 11/15/2018	15,138,182
5,760,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.424%, (3-month USLIBOR +1.110%), 4/26/2022	5,825,848
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.473%, (3-month USLIBOR +1.160%), 4/23/2020	3,811,899
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,801,994
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.543%, (3-month USLIBOR +1.230%), 10/24/2023	5,114,191
7,850,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 1.944%, (3-month USLIBOR +0.630%), 1/28/2019	7,896,812
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, 1.65%, 9/23/2019	2,770,260
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.927%, (3-month USLIBOR +0.610%), 5/18/2022	7,020,980
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.956%, (3-month USLIBOR +0.640%), 12/1/2021	6,449,254
6,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 2.163%, (3-month USLIBOR +0.850%), 1/24/2019	6,042,349
10,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 2.594%, (3-month USLIBOR +1.280%), 4/25/2018	10,064,131
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.457%, (3-month USLIBOR +1.140%), 1/27/2020	2,031,534
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	$1,249,420
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 1.814%, (3-month USLIBOR +0.500%), 7/27/2022	6,676,410
4,680,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 1.717%, (3-month USLIBOR +0.400%), 12/7/2018	4,696,124
16,700,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.564%, (3-month USLIBOR +0.260%), 10/13/2017	16,701,182
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,712,466
10,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, 1.829%, (3-month USLIBOR +0.530%), 1/31/2020	10,062,701
5,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.794%, (3-month USLIBOR +0.480%), 10/28/2019	5,037,138
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.541%, (3-month USLIBOR +1.230%), 10/31/2023	5,219,238
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	5,000,485
15,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 2.051%, (3-month USLIBOR +0.740%), 7/30/2018	15,079,892
		TOTAL	278,155,390
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
9,425,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,585,416
		Financial Institution - Insurance - Health—0.4%
6,000,000	[1]	Aetna, Inc., Sr. Unsecd. Note, 1.967%, (3-month USLIBOR +0.650%), 12/8/2017	6,006,572
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,427,717
		TOTAL	10,434,289
		Financial Institution - Insurance - Life—2.1%
4,000,000	[1]	MET Life Global Funding I, Series 144A, 1.539%, (3-month USLIBOR +0.220%), 9/19/2019	4,004,120
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, Series 144A, 1.95%, 9/22/2020	6,648,692
10,000,000	[1]	MetLife Global Funding I, Sec. Fac. Bond, Series 144A, 1.754%, (3-month USLIBOR +0.430%), 12/19/2018	10,049,887
6,500,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.482%, (3-month USLIBOR +0.180%), 7/6/2018	6,507,360
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.574%, (3-month USLIBOR +0.270%), 4/9/2020	10,030,852
12,000,000	[1]	New York Life Global Funding, Series 144A, 1.60%, (3-month USLIBOR +0.280%), 12/15/2017	12,006,558
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$11,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.095%, (3-month USLIBOR +0.780%), 8/15/2018	$11,065,595
		TOTAL	60,313,064
		Financial Institution - Insurance - P&C—0.4%
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,994,488
4,200,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.555%, (3-month USLIBOR +0.250%), 1/11/2019	4,209,588
4,000,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.575%, (3-month USLIBOR +0.260%), 8/15/2019	4,013,329
		TOTAL	11,217,405
		Other—0.0%
994,737	[1,2,3]	Carlyle Global Market Strategies, 3.296%, (3-month USLIBOR +2.000%), 7/15/2019	994,737
		Technology—3.0%
3,750,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 1.561%, (3-month USLIBOR +0.250%), 5/3/2018	3,755,597
5,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 1.612%, (3-month USLIBOR +0.300%), 5/6/2019	5,021,136
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 1.379%, (3-month USLIBOR +0.070%), 5/11/2020	5,004,617
3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.134%, (3-month USLIBOR +0.820%), 2/22/2019	3,033,300
4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 1/15/2022	5,025,408
11,000,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.816%, (3-month USLIBOR +0.500%), 3/1/2019	11,070,067
9,460,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Series 144A, 3.48%, 6/1/2019	9,644,854
10,000,000	[1]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.041%, (3-month USLIBOR +1.740%), 10/5/2017	10,000,689
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	7,993,646
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,001,019
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,550,132
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,995,861
8,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 1.884%, (3-month USLIBOR +0.580%), 1/15/2019	8,059,287
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 2.041%, (3-month USLIBOR +0.730%), 1/30/2023	5,028,892
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,794,983
		TOTAL	86,979,488
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.2%
$5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	$5,126,399
		Utility - Electric—1.0%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 10/1/2022	1,493,155
10,000,000	[1]	Duke Energy Progress LLC, 1.497%, (3-month USLIBOR +0.180%), 9/8/2020	10,010,140
4,170,000		Emera US Finance LP, Sr. Unsecd. Note, 2.15%, 6/15/2019	4,172,973
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,757,230
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	4,864,097
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,076,447
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	5,456,963
		TOTAL	30,831,005
		TOTAL CORPORATE BONDS (IDENTIFIED COST $988,812,885)	993,789,265
		MUNICIPAL BOND—0.4%
		Municipal Services—0.4%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 1.63%, (1-month USLIBOR +0.400%), 5/1/2020 (IDENTIFIED COST $11,000,000)	11,007,260
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
407,525		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $430,831)	470,850
		CERTIFICATES OF DEPOSIT—0.4%
		Financial Institution - Banking—0.4%
6,000,000		Bayerische Landesbank, 1.710%, 8/17/2017	6,004,533
4,000,000		Canadian Imperial Bank of Commerce, 1.340%, 12/26/2017	4,000,966
		TOTAL CERTIFICATE OF DEPOSIT (IDENTIFIED COST $10,000,000)	10,005,499
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.0%
		Commercial Mortgage—2.0%
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.428%, (1-month USLIBOR +1.200%), 6/15/2045	5,034,649
15,000,000	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.021%, (1-month USLIBOR +0.790%), 4/10/2046	15,058,020
820,317		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	818,335
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$8,000,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.278%, (1-month USLIBOR +1.050%), 7/15/2046	$8,105,542
10,914,898	[1]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.878%, (1-month USLIBOR +0.650%), 11/15/2045	10,916,043
19,450,000	[1]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.634%, (1-month USLIBOR +1.400%), 11/15/2033	19,522,842
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $59,224,583)	59,455,431
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.9%
		Federal Home Loan Mortgage Corporation—0.7%
3,031	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.584%, (1-month USLIBOR +0.350%), 2/15/2018	3,032
2,474,678	[1]	Federal Home Loan Mortgage Corp. REMIC 2819 F, 1.634%, (1-month USLIBOR +0.400%), 6/15/2034	2,486,873
607,098	[1]	Federal Home Loan Mortgage Corp. REMIC 3071 TF, 1.534%, (1-month USLIBOR +0.300%), 4/15/2035	607,434
1,578,561	[1]	Federal Home Loan Mortgage Corp. REMIC 3084 XF, 1.754%, (1-month USLIBOR +0.520%), 12/15/2035	1,592,140
462,472	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 1.694%, (1-month USLIBOR +0.460%), 2/15/2034	464,999
1,790,156	[1]	Federal Home Loan Mortgage Corp. REMIC 3153 EF, 1.644%, (1-month USLIBOR +0.410%), 5/15/2036	1,795,867
728,654	[1]	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 1.614%, (1-month USLIBOR +0.380%), 5/15/2036	730,134
412,155	[1]	Federal Home Loan Mortgage Corp. REMIC 3156 HF, 1.719%, (1-month USLIBOR +0.485%), 8/15/2035	414,665
130,548	[1]	Federal Home Loan Mortgage Corp. REMIC 3191 FE, 1.634%, (1-month USLIBOR +0.400%), 7/15/2036	130,836
546,964	[1]	Federal Home Loan Mortgage Corp. REMIC 3211 FN, 1.534%, (1-month USLIBOR +0.300%), 9/15/2036	546,186
685,115	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 1.634%, (1-month USLIBOR +0.400%), 7/15/2036	686,168
244,782	[1]	Federal Home Loan Mortgage Corp. REMIC 3320 FM, 1.634%, (1-month USLIBOR +0.400%), 7/15/2036	246,022
245,878	[1]	Federal Home Loan Mortgage Corp. REMIC 3339 AF, 1.684%, (1-month USLIBOR +0.450%), 7/15/2037	246,779
2,392,207	[1]	Federal Home Loan Mortgage Corp. REMIC 3382 FG, 1.834%, (1-month USLIBOR +0.600%), 11/15/2037	2,418,081
2,056,096	[1]	Federal Home Loan Mortgage Corp. REMIC 3387 PF, 1.654%, (1-month USLIBOR +0.420%), 11/15/2037	2,063,578
265,438	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.984%, (1-month USLIBOR +0.750%), 7/15/2036	269,249
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$736,454	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 2.144%, (1-month USLIBOR +0.910%), 7/15/2037	$748,756
4,453,521	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 1.612%, (1-month USLIBOR +0.380%), 4/25/2020	4,456,334
		TOTAL	19,907,133
		Federal National Mortgage Association—0.4%
242,752	[1]	Federal National Mortgage Association REMIC 2002-77 FA, 2.234%, (1-month USLIBOR +1.000%), 12/18/2032	247,364
729,290	[1]	Federal National Mortgage Association REMIC 2006-119 CF, 1.537%, (1-month USLIBOR +0.300%), 12/25/2036	728,504
600,281	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 1.667%, (1-month USLIBOR +0.430%), 6/25/2036	602,775
2,730,680	[1]	Federal National Mortgage Association REMIC 2006-61 FQ, 1.637%, (1-month USLIBOR +0.400%), 7/25/2036	2,738,420
598,858	[1]	Federal National Mortgage Association REMIC 2006-79 DF, 1.587%, (1-month USLIBOR +0.350%), 8/25/2036	599,479
1,601,373	[1]	Federal National Mortgage Association REMIC 2006-81 FB, 1.587%, (1-month USLIBOR +0.350%), 9/25/2036	1,603,203
1,353,063	[1]	Federal National Mortgage Association REMIC 2006-W1 2AF1, 1.457%, (1-month USLIBOR +0.220%), 2/25/2046	1,340,564
950,898	[1]	Federal National Mortgage Association REMIC 2007-88 FY, 1.697%, (1-month USLIBOR +0.460%), 9/25/2037	956,781
478,876	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 1.687%, (1-month USLIBOR +0.450%), 7/25/2037	481,048
281,370	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 2.237%, (1-month USLIBOR +1.000%), 6/25/2037	289,019
198,550	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 2.037%, (1-month USLIBOR +0.800%), 5/25/2039	200,178
28,780	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 1.737%, (1-month USLIBOR +0.500%), 8/25/2039	28,911
670,917	[1]	Federal National Mortgage Association REMIC 2009-69 F, 2.087%, (1-month USLIBOR +0.850%), 4/25/2037	684,388
		TOTAL	10,500,634
		Government Agency—0.1%
2,720,282		FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	2,698,418
968,675	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 1.681%, (1-month USLIBOR +0.450%), 1/8/2020	970,529
		TOTAL	3,668,947
		Government National Mortgage Association—1.0%
12,455,258	[1]	Government National Mortgage Association REMIC 2012-H31 FA, 1.581%, (1-month USLIBOR +0.350%), 11/20/2062	12,404,133
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$7,782,288	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 1.771%, (1-month USLIBOR +0.540%), 7/20/2063	$7,781,783
8,847,011	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 1.781%, (1-month USLIBOR +0.550%), 7/20/2063	8,862,572
		TOTAL	29,048,488
		Non-Agency Mortgage—1.7%
175,978		C-BASS ABS LLC Series 1999-3, Class B1, 8.091%, 2/3/2029	160,590
336,683	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.786%, (1-month USLIBOR +0.550%), 11/20/2035	111,502
3,947,432	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 2.015%, (3-month USLIBOR +0.700%), 2/15/2058	3,959,519
11,000,000	[1]	Gosforth Funding PLC 2017-1A, Class A1A, (3-month USLIBOR +0.470%), 12/19/2059	11,005,302
243,166	[1]	Impac CMB Trust 2004-7, Class 1A2, 2.157%, (1-month USLIBOR +0.920%), 11/25/2034	236,889
389,268	[1]	Impac CMB Trust 2004-9, Class 1A2, 2.117%, (1-month USLIBOR +0.880%), 1/25/2035	343,363
628,264	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 1.934%, (1-month USLIBOR +0.700%), 11/15/2031	624,992
166,663		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	168,138
1,146,565		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,117,893
2,909,186		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,762,106
4,898,189		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	4,731,229
5,022,269		Sierra Receivables Funding Co., 2016-3A, Class A, 2.43%, 10/20/2033	4,940,137
17,800,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.857%, (3-month USLIBOR +0.550%), 1/21/2070	17,863,101
741,316		Washington Mutual 2006-AR1, Class 2A1B, 1.959%, 1/25/2046	719,067
1,059,458	[1]	Washington Mutual 2006-AR15, Class 1A, 1.729%, (1-year Constant Maturity Treasury +0.840%), 11/25/2046	963,981
562,160	[1]	Washington Mutual 2006-AR17, Class 1A, 1.65%, (1-month USLIBOR +0.820%), 12/25/2046	505,357
122,638		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.336%, 7/25/2034	123,706
		TOTAL	50,336,872
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $114,043,078)	113,462,074
Annual Shareholder Report

Principal Amount or Shares			Value
	[4]	COMMERCIAL PAPER—3.3%
		Consumer Cyclical - Automotive—0.2%
$6,000,000		Ford Motor Credit Co. LLC, 1.95%, 4/2/2018	$5,945,826
		Consumer Non-Cyclical - Food/Beverage—0.2%
6,882,000		Anheuser-Busch INBEV WWD, 1.25% - 1.60%, 2/20/2018 - 7/5/2018	6,814,276
		Energy - Midstream—0.5%
15,000,000		Energy Transfer Partners LP, 2.20%, 10/20/2017	14,982,583
		Financial Institution - Banking—1.0%
15,000,000		Bank of Nova Scotia, Toronto, 1.52%, 8/30/2018	14,770,246
15,000,000		Bayerische Landesbank, 1.40%, 12/18/2017	14,956,200
		TOTAL	29,726,446
		Sovereign—0.5%
15,000,000		Corp Andina De Fomento, 1.55%, 4/5/2018	14,892,135
		Utility - Electric—0.4%
10,000,000		Electricite de France SA, 1.87%, 1/5/2018	9,958,241
		Utility - Natural Gas—0.5%
15,000,000		Sempra Global, 1.42%, 10/10/2017	14,994,675
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $97,310,808)	97,314,182
	[5]	INVESTMENT COMPANIES—9.2%
8,010,503		Federated Bank Loan Core Fund	80,906,079
130,935,567		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[6]	130,961,754
838,952		Federated Mortgage Core Portfolio	8,263,674
770,993		Federated Project and Trade Finance Core Fund	7,023,749
6,658,661		High Yield Bond Portfolio	43,148,121
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $272,261,093)	270,303,377
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $2,932,660,213)[7]	2,936,368,674
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[8]	(4,834,688)
		TOTAL NET ASSETS—100%	$2,931,533,986
Annual Shareholder Report

At September 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[9]United States Treasury Note 2-Year Short Futures	1,000	$215,703,126	December 2017	$502,616
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Directors (the “Directors).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2017, these restricted securities amounted to $994,737, which represented 0.0% of total net assets.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

5	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended September 30, 2017, were as follows:
	Balance of Shares Held 9/30/2016	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	4,718,165	3,292,338	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	97,078,768	1,772,317,753	(1,738,460,954)
Federated Mortgage Core Portfolio	816,366	22,586	—
Federated Project and Trade Finance Core Fund	739,464	31,529	—
High Yield Bond Portfolio	6,265,144	393,517	—
TOTAL OF AFFILIATED TRANSACTIONS	109,617,907	1,776,057,723	(1,738,460,954)
Annual Shareholder Report

Balance of Shares Held 9/30/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
8,010,503	$80,906,079	$(155,437)	—	$3,502,413
130,935,567	$130,961,754	$—	$47,676	$1,319,921
838,952	$8,263,674	$(179,597)	$—	$222,462
770,993	$7,023,749	$(151,451)	$—	$290,795
6,658,661	$43,148,121	$969,802	$—	$2,519,890
147,214,676	$270,303,377	$483,317	$47,676	$7,855,481
Annual Shareholder Report

6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $2,932,706,301.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,857,597	$—	$2,857,597
Asset-Backed Securities	—	1,377,688,885	14,254	1,377,703,139
Corporate Bonds	—	992,794,528	994,737	993,789,265
Municipal Bonds	—	11,007,260	—	11,007,260
Mortgage-Backed Securities	—	470,850	—	470,850
Certificates of Deposit	—	10,005,499	—	10,005,499
Commercial Mortgage-Backed Securities	—	59,455,431	—	59,455,431
Collateralized Mortgage Obligations	—	113,462,074	—	113,462,074
Commercial Paper	—	97,314,182	—	97,314,182
Investment Companies[1]	130,961,754	—	—	270,303,377
TOTAL SECURITIES	$130,961,754	$2,665,056,306	$1,008,991	$2,936,368,674
Other Financial Instruments[2]
Assets	$502,616	$—	$—	$502,616
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$502,616	$—	$—	$502,616
Annual Shareholder Report

1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $139,341,623 are measured at fair value using the net asset value (NAV) per share practical expedient and have not yet been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NCUA	—National Credit Union Administration
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.12	$9.09	$9.17	$9.15	$9.23
Income From Investment Operations:
Net investment income	0.09	0.06	0.05	0.07	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency contracts	0.00[1]	0.03	(0.08)	0.01	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.09	(0.03)	0.08	0.01
Less Distributions:
Distributions from net investment income	(0.09)	(0.06)	(0.05)	(0.06)	(0.09)
Net Asset Value, End of Period	$9.12	$9.12	$9.09	$9.17	$9.15
Total Return[2]	1.04%	1.03%	(0.32)%	0.85%	0.10%
Ratios to Average Net Assets:
Net expenses	0.92%	0.91%	0.91%	0.90%	0.90%
Net investment income	1.02%	0.68%	0.50%	0.56%	0.90%
Expense waiver/reimbursement[3]	0.13%	0.18%	0.19%	0.20%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$269,004	$270,412	$312,778	$385,690	$568,466
Portfolio turnover	33%	30%	21%	25%	26%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.11	$9.09	$9.16	$9.14	$9.23
Income From Investment Operations:
Net investment income	0.14	0.11	0.10	0.11	0.14
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.01	0.02	(0.07)	0.02	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.13	0.03	0.13	0.05
Less Distributions:
Distributions from net investment income	(0.14)	(0.11)	(0.10)	(0.11)	(0.14)
Net Asset Value, End of Period	$9.12	$9.11	$9.09	$9.16	$9.14
Total Return[1]	1.70%	1.48%	0.33%	1.41%	0.54%
Ratios to Average Net Assets:
Net expenses	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.58%	1.23%	1.05%	1.10%	1.43%
Expense waiver/reimbursement[2]	0.13%	0.18%	0.19%	0.20%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,629,099	$2,283,604	$2,354,930	$2,497,825	$1,796,713
Portfolio turnover	33%	30%	21%	25%	26%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.11	$9.09	$9.17	$9.15	$9.23
Income From Investment Operations:
Net investment income	0.10	0.05	0.05	0.07	0.11
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.01	0.04	(0.07)	0.02	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.09	(0.02)	0.09	0.02
Less Distributions:
Distributions from net investment income	(0.10)	(0.07)	(0.06)	(0.07)	(0.10)
Net Asset Value, End of Period	$9.12	$9.11	$9.09	$9.17	$9.15
Total Return[1]	1.25%	1.02%	(0.23)%	0.95%	0.20%
Ratios to Average Net Assets:
Net expenses	0.82%	0.81%	0.81%	0.80%	0.80%
Net investment income	1.09%	0.76%	0.60%	0.65%	0.98%
Expense waiver/reimbursement[2]	0.16%	0.22%	0.23%	0.24%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,431	$58,362	$146,733	$175,803	$203,390
Portfolio turnover	33%	30%	21%	25%	26%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2017
Assets:
Investment in securities, at value including $270,303,377 of investment in affiliated holdings (identified cost $2,932,660,213)		$2,936,368,674
Restricted cash (Note 2)		380,000
Income receivable		6,291,573
Receivable for shares sold		6,122,730
Receivable for daily variation margin on futures contracts		175,000
TOTAL ASSETS		2,949,337,977
Liabilities:
Payable for investments purchased	$8,307,280
Payable for shares redeemed	8,058,327
Bank overdraft	109,428
Income distribution payable	796,954
Payable to adviser (Note 5)	35,767
Payable for administrative fees (Note 5)	12,879
Payable for distribution services fee (Note 5)	72,178
Payable for other service fees (Notes 2 and 5)	69,805
Accrued expenses (Note 5)	341,373
TOTAL LIABILITIES		17,803,991
Net assets for 321,439,817 shares outstanding		$2,931,533,986
Net Assets Consist of:
Paid-in capital		$2,948,286,601
Net unrealized appreciation of investments and futures contracts		4,211,077
Accumulated net realized loss on investments, futures contracts, and foreign currency transactions		(20,968,503)
Undistributed net investment income		4,811
TOTAL NET ASSETS		$2,931,533,986
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($269,003,770 ÷ 29,484,828 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.12
Offering price per share (100/98.00 of $9.12)	$9.31
Redemption proceeds per share	$9.12
Institutional Shares:
Net asset value per share ($2,629,099,179 ÷ 288,290,545 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.12
Offering price per share	$9.12
Redemption proceeds per share	$9.12
Service Shares:
Net asset value per share ($33,431,037 ÷ 3,664,444 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.12
Offering price per share	$9.12
Redemption proceeds per share	$9.12
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2017
Investment Income:
Interest (including net of foreign taxes withheld of $1,144)			$48,532,627
Dividends received from affiliated holdings			7,855,481
TOTAL INCOME			56,388,108
Expenses:
Investment adviser fee (Note 5)		$10,153,784
Administrative fee (Note 5)		2,282,526
Custodian fees		100,806
Transfer agent fee		1,299,278
Directors'/Trustees' fees (Note 5)		26,231
Auditing fees		32,830
Legal fees		9,377
Portfolio accounting fees		215,243
Distribution services fee (Note 5)		937,814
Other service fees (Notes 2 and 5)		790,662
Share registration costs		92,017
Printing and postage		53,415
Miscellaneous (Note 5)		42,181
TOTAL EXPENSES		16,036,164
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,701,968)
Waiver of other operating expenses (Note 5)	(13,034)
TOTAL WAIVERS AND REIMBURSEMENT		(3,715,002)
Net expenses			12,321,162
Net investment income			44,066,946
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized gain of $47,676 on sales of investments in affiliated holdings)			(2,755,740)
Net realized gain on futures contracts			184,351
Net change in unrealized depreciation of investments (including change in unrealized depreciation of $483,317 on investments in affiliated holdings)			5,061,552
Net change in unrealized appreciation of futures contracts			502,616
Net realized and unrealized gain on investments and futures contracts			2,992,779
Change in net assets resulting from operations			$47,059,725
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended September 30,	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$44,066,946	$31,301,575
Net realized gain (loss) on investments and futures contracts	(2,571,389)	1,606,726
Net change in unrealized appreciation of investments and futures contracts	5,564,168	5,367,328
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	47,059,725	38,275,629
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,845,351)	(2,040,345)
Institutional Shares	(40,871,239)	(28,860,939)
Service Shares	(476,662)	(748,132)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(44,193,252)	(31,649,416)
Share Transactions:
Proceeds from sale of shares	2,280,190,322	2,014,845,708
Net asset value of shares issued to shareholders in payment of distributions declared	36,962,778	27,606,453
Cost of shares redeemed	(2,000,864,057)	(2,251,140,676)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	316,289,043	(208,688,515)
Change in net assets	319,155,516	(202,062,302)
Net Assets:
Beginning of period	2,612,378,470	2,814,440,772
End of period (including undistributed net investment income of $4,811 and $131,117, respectively)	$2,931,533,986	$2,612,378,470
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2017
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based
Annual Shareholder Report

on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $3,715,002 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$690,941
Service Shares	99,721
TOTAL	$790,662
For the year ended September 30, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon
Annual Shareholder Report

changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $183,132,212. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At September 30, 2017, or during the year then ended, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at September 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, 3.296%, (3-month USLIBOR +2.000%), 7/15/2019	5/22/2014	$994,737	$994,737
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$0
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815	Receivable for daily variation margin on futures contracts	$502,616*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$184,351

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$502,616
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 9/30/2017		Year Ended 9/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	23,089,415	$210,437,209	24,213,306	$219,694,254
Shares issued to shareholders in payment of distributions declared	304,244	2,774,050	217,274	1,973,959
Shares redeemed	(23,572,896)	(214,873,781)	(29,168,124)	(264,799,088)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(179,237)	$(1,662,522)	(4,737,544)	$(43,130,875)

	Year Ended 9/30/2017		Year Ended 9/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	226,476,920	$2,063,279,611	193,866,846	$1,760,158,342
Shares issued to shareholders in payment of distributions declared	3,706,457	33,774,344	2,744,994	24,937,024
Shares redeemed	(192,511,954)	(1,754,152,460)	(205,114,420)	(1,862,504,451)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	37,671,423	$342,901,495	(8,502,580)	$(77,409,085)

	Year Ended 9/30/2017		Year Ended 9/30/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	710,542	$6,473,502	3,851,083	$34,993,112
Shares issued to shareholders in payment of distributions declared	45,463	414,384	76,616	695,470
Shares redeemed	(3,494,483)	(31,837,816)	(13,666,701)	(123,837,137)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,738,478)	$(24,949,930)	(9,739,002)	$(88,148,555)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	34,753,708	$316,289,043	(22,979,126)	$(208,688,515)
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for the expiration of capital loss carryforwards.
For the year ended September 30, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(3,321,296)	$3,321,296
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$44,193,252	$31,649,416
As of September 30, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,811
Net unrealized appreciation	$3,662,373
Capital loss carryforwards	$(20,419,799)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and mark to market of futures contracts.
At September 30, 2017, the cost of investments for federal tax purposes was $2,932,706,301. The net unrealized appreciation of investments for federal tax purposes was $3,662,373. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,960,081 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,297,708. The amounts presented are inclusive of derivative contracts.
At September 30, 2017, the Fund had a capital loss carryforward of $20,419,799 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$7,523,117	$12,065,652	$19,588,769
2018	$831,030	NA	$831,030
Capital loss carryforwards of $3,321,296 expired during the year ended September 30, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2017, the Adviser waived $3,542,191 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2017, the Adviser reimbursed $159,777.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Share and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$829,416	$—
Service Shares	108,398	(13,034)
TOTAL	$937,814	$(13,034)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2017, FSC retained $653,002 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. For the year ended September 30, 2017, FSC retained $124 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended September 30, 2017, FSSC received $6,696 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 0.36% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Annual Shareholder Report

Interfund Transactions
During the year ended September 30, 2017, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $14,792,008.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2017, were as follows:
Purchases	$1,141,449,711
Sales	$839,954,712
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2017, the Fund had no outstanding loans. During the year ended September 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2017, there were no outstanding loans. During the year ended September 30, 2017, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF the federated total return series, inc. and SHAREHOLDERS OF FEDERATED ultrashort bond fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Ultrashort Bond Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc., as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian or brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Ultrashort Bond Fund as of September 30, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 21, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,007.10	$4.63
Institutional Shares	$1,000	$1,009.80	$1.86
Service Shares	$1,000	$1,007.60	$4.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.66
Institutional Shares	$1,000	$1,023.20	$1.88
Service Shares	$1,000	$1,021.00	$4.15
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Institutional Shares	0.37%
Service Shares	0.82%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: October 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Ultrashort Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In 2016, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology
Annual Shareholder Report

(including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
29291 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $97,440

Fiscal year ended 2016 - $94,000

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $2,686

Fiscal year ended 2016 - $0

Fiscal year ended 2017- Audit consent for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $2,364 and $0 respectively. Fiscal year ended 2017- Audit consent for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017- $173,534

Fiscal year ended 2016- $207,602

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC issued another no-action letter to Fidelity Management & Research Company et al extending the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter (the “Letters”).

If it were to be determined that the relief available under the Letters was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2017